Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Proceeds from sale of property and equipment			$ 972	$ 2
Loss on disposal of property and equipment			1,274	1
Depreciation and amortization	$ 4	$ 1,045	1,137	2,406
IKENA ONCOLOGY INC
Property, Plant and Equipment [Line Items]
Proceeds from sale of property and equipment		245	435
Impairment of assets held for sale		742	742
Loss on disposal of property and equipment		99	99	5
Depreciation expense	$ 174	$ 311	490	$ 1,020
IKENA ONCOLOGY INC | Lab And Other Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross book value			3,000
Proceeds from sale of property and equipment			400
Impairment of assets held for sale			700
Loss on disposal of property and equipment			100
Depreciation expense			$ 1,800